CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2016 $ / shares
Accounts receivable, allowance | ¥	¥ 0		¥ 0
Amounts due from related parties, allowance | ¥	0		0
Accounts payable	707,782	$ 108,784	524,072
Amount due to a related party	8,143	1,252	23,500
Accrued expenses and other current liabilities	¥ 93,798	$ 14,416	¥ 47,623
Ordinary shares, par value | $ / shares		$ 0.0001		$ 0.0001
Ordinary shares, authorized	405,462,685	405,462,685	405,462,685
Ordinary shares, issued	91,304,327	91,304,327	91,169,327
Ordinary shares, outstanding	91,304,327	91,304,327	91,169,327
Series A Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized	71,641,792	71,641,792	71,641,792
Mezzanine equity, issued	71,641,792	71,641,792	71,641,792
Mezzanine equity, outstanding	71,641,792	71,641,792	71,641,792
Mezzanine equity, liquidation value | ¥	¥ 24,870		¥ 24,870
Series B-1 Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		0.0001
Mezzanine equity, authorized	2,000,000	2,000,000	2,000,000
Mezzanine equity, issued	2,000,000	2,000,000	2,000,000
Mezzanine equity, outstanding	2,000,000	2,000,000	2,000,000
Mezzanine equity, liquidation value | ¥	¥ 33,188		¥ 33,188
Series B-2 Preferred Shares
Mezzanine equity, par value | $ / shares		$ 0.0001		$ 0.0001
Mezzanine equity, authorized	20,895,523	20,895,523	20,895,523
Mezzanine equity, issued	20,895,523	20,895,523	20,895,523
Mezzanine equity, outstanding	20,895,523	20,895,523	20,895,523
Mezzanine equity, liquidation value | ¥	¥ 364,145		¥ 364,145
Variable Interest Entities
Accounts payable | ¥	671,942		480,927
Amount due to a related party | ¥	8,143		15,000
Accrued expenses and other current liabilities | ¥	¥ 62,042		¥ 29,430